Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management
Schedule of Interest rates contracted
	December 31, 2024	December 31, 2023	Interest rate
Bonds
Private Bonds – 9th issuance – series 2	261,634	263,722	CDI + 2.40% p.a.
Private bonds – 10th Issuance – series 2	500,371	-	CDI + 1.35% p.a. and CDI + 1.60% p.a.
Bonds – 1st Issuance – single	-	528,040	CDI + 2.30% p.a.
Lease liabilities	111,373	96,657	IPCA
Accounts payable for business combination	436,600	614,120	100% CDI
	1,309,978	1,502,539

Schedule of financial liabilities by maturity ranges
December 31, 2024	Less than one year	Between one and two years	Over two years	Total
Bonds (note 14)	264,484	-	497,521	762,005
Lease liabilities (note 16)	22,133	34,776	54,464	111,373
Accounts payable for business combination (note 18)	215,237	219,493	1,870	436,600
Suppliers (note 15)	223,425	-	-	223,425
Reverse factoring (note 15)	319,375	-	-	319,375
Other liabilities- related parties (note 20)	30,322	-	-	30,322
	1,074,976	254,269	553,855	1,883,100

Schedule of financial liabilities by maturity ranges for estimated amounts payable based on undiscounted contractual amounts
December 31, 2024	Less than one year	Between one and two years	Over two years	Total
Bonds	293,249	-	551,631	844,880
Lease liabilities	23,202	36,456	57,095	116,753
Accounts payable for business combination	238,646	243,364	2,073	484,083
Suppliers	247,724	-	-	247,724
Reverse factoring	354,110	-	-	354,110
Other liabilities - related parties	33,620	-	-	33,620
	1,190,551	279,820	610,799	2,081,170

Schedule of calculation of gearing ratio
	December 31, 2024	December 31, 2023
Net debt (i)	1,798,568	1,906,975
Total shareholder’' equity	4,993,311	4,520,791
Total capitalization (ii)	3,194,743	2,613,816
Gearing ratio - % - (iii)	56%	73%

(i)	Net debt comprises financial liabilities (note 6) net of cash and cash equivalents.
(ii)	Refers to the difference between Shareholders’ Equity and Net debt.
(iii)	The Gearing Ratio is calculated based on Net Debt/Total Capitalization

Schedule of sensitivity analysis of potential losses from financial instruments
	Index - % per year	Balance as of December 31, 2024	Base scenario	Scenario I	Scenario II
Financial Investments	106% of CDI	82,417	8,964	10,756	12,549
Marketable Securities	103% of CDI	111,313	12,106	14,528	16,949
		193,730	21,070	25,284	29,498
Bonds	100% of CDI + 2.40%p.a. 1.35% p.a. and 1.60% p.a.	(762,005)	(82,875)	(56,981)	(66,478)
Lease liabilities	100% of IPCA	(111,373)	(5,381)	(6,457)	(7,533)
Accounts Payable for Business Combination	100% of CDI	(436,600)	(47,484)	(99,450)	(116,025)
		(1,309,978)	(135,740)	(162,888)	(190,036)
Net exposure		(1,116,248)	(114,670)	(137,604)	(160,538)
Interest rate -% p.a. (CDI)	-	-	10.88%	13.05%	15.23%
Interest rate -% p.a. (IPCA)	-	-	4.83%	5.80%	6.76%
Stressing scenarios	-	-	-	20%	40%